Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MassMutual Advantage Funds
Entity Central Index Key	0001859808
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Limited Term Municipal Fund
Class Name	Class I
Trading Symbol	MMZPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Clinton Limited Term Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Class I	$19	0.29%
[1]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.29%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The municipal bond market has realized strong gains over the trailing one-year period. The market benefited from sharply lower yields, although much of the decrease occurred in the fourth quarter of 2023. More recently, the third quarter of 2024 was likewise a period of lower market yields, in response to lower inflation data. This led the U.S. Federal Reserve to cut its policy interest rate by 0.50% in September 2024. During the period, the market also benefited from strong demand, driven by greater investor interest due to lower inflation (higher real tax-equivalent yields), desire to access higher yields in the near term against an outlook of lower yields, and a potentially higher tax environment in 2025.
Top contributors to the Fund’s performance relative to the Bloomberg 5-Year Municipal Bond Index:
• Issue selection in total and particularly in local authority municipal bonds
• Issue selection in state general obligation issues
Top detractors to the Fund’s performance relative to the Bloomberg 5-Year Municipal Bond Index:
• Interest rate sensitivity including both duration and yield curve effects
• Sector allocation effect in total and, in particular, an underweight to gas forward issues

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

Since Inception (02/01/2024)
Class I - without sales charge	1.62
Bloomberg Municipal Bond Index	2.82
Bloomberg 5-Year Municipal Bond Index	2.55

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 49,900,000
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 78,835
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$49.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	33
Total Advisory Fees Paid During the Reporting Period	$78,835
Portfolio Turnover Rate	70%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	16.8%
New York	13.2%
Pennsylvania	11.9%
Illinois	11.5%
Virginia	8.0%
South Carolina	7.1%
California	6.3%
New Jersey	5.9%
Maryland	5.4%
Florida	4.2%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Limited Term Municipal Fund
Class Name	Class Y
Trading Symbol	MMZQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Clinton Limited Term Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$26	0.39%
[2]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.39%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The municipal bond market has realized strong gains over the trailing one-year period. The market benefited from sharply lower yields, although much of the decrease occurred in the fourth quarter of 2023. More recently, the third quarter of 2024 was likewise a period of lower market yields, in response to lower inflation data. This led the U.S. Federal Reserve to cut its policy interest rate by 0.50% in September 2024. During the period, the market also benefited from strong demand, driven by greater investor interest due to lower inflation (higher real tax-equivalent yields), desire to access higher yields in the near term against an outlook of lower yields, and a potentially higher tax environment in 2025.
Top contributors to the Fund’s performance relative to the Bloomberg 5-Year Municipal Bond Index:
• Issue selection in total and particularly in local authority municipal bonds
• Issue selection in state general obligation issues
Top detractors to the Fund’s performance relative to the Bloomberg 5-Year Municipal Bond Index:
• Interest rate sensitivity including both duration and yield curve effects
• Sector allocation effect in total and, in particular, an underweight to gas forward issues

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

Since Inception (02/01/2024)
Class Y - without sales charge	1.56
Bloomberg Municipal Bond Index	2.82
Bloomberg 5-Year Municipal Bond Index	2.55

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 49,900,000
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 78,835
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$49.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	33
Total Advisory Fees Paid During the Reporting Period	$78,835
Portfolio Turnover Rate	70%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	16.8%
New York	13.2%
Pennsylvania	11.9%
Illinois	11.5%
Virginia	8.0%
South Carolina	7.1%
California	6.3%
New Jersey	5.9%
Maryland	5.4%
Florida	4.2%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Limited Term Municipal Fund
Class Name	Class A
Trading Symbol	MMJDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Clinton Limited Term Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Class A	$43	0.64%
[3]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.64%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The municipal bond market has realized strong gains over the trailing one-year period. The market benefited from sharply lower yields, although much of the decrease occurred in the fourth quarter of 2023. More recently, the third quarter of 2024 was likewise a period of lower market yields, in response to lower inflation data. This led the U.S. Federal Reserve to cut its policy interest rate by 0.50% in September 2024. During the period, the market also benefited from strong demand, driven by greater investor interest due to lower inflation (higher real tax-equivalent yields), desire to access higher yields in the near term against an outlook of lower yields, and a potentially higher tax environment in 2025.
Top contributors to the Fund’s performance relative to the Bloomberg 5-Year Municipal Bond Index:
• Issue selection in total and particularly in local authority municipal bonds
• Issue selection in state general obligation issues
Top detractors to the Fund’s performance relative to the Bloomberg 5-Year Municipal Bond Index:
• Interest rate sensitivity including both duration and yield curve effects
• Sector allocation effect in total and, in particular, an underweight to gas forward issues

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

Since Inception (02/01/2024)
Class A - without sales charge	1.39
Class A - with maximum sales charge	-1.15
Bloomberg Municipal Bond Index	2.82
Bloomberg 5-Year Municipal Bond Index	2.55

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 49,900,000
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 78,835
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$49.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	33
Total Advisory Fees Paid During the Reporting Period	$78,835
Portfolio Turnover Rate	70%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	16.8%
New York	13.2%
Pennsylvania	11.9%
Illinois	11.5%
Virginia	8.0%
South Carolina	7.1%
California	6.3%
New Jersey	5.9%
Maryland	5.4%
Florida	4.2%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Municipal Fund
Class Name	Class I
Trading Symbol	MMZVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Clinton Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Class I	$27	0.41%
[4]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.41%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The municipal bond market has realized strong gains over the trailing one-year period. The market benefited from sharply lower yields, although much of the decrease occurred in the fourth quarter of 2023. More recently, the third quarter of 2024 was likewise a period of lower market yields, in response to lower inflation data. This led the U.S. Federal Reserve to cut its policy interest rate by 0.50% in September 2024. During the period, the market also benefited from strong demand, driven by greater investor interest due to lower inflation (higher real tax-equivalent yields), desire to access higher yields in the near term against an outlook of lower yields, and a potentially higher tax environment in 2025.
Top contributors to the Fund’s performance relative to the Bloomberg Municipal Bond Index:
• Issue selection in state general obligation municipal bonds
• Overweight allocation to local authority municipal obligations of various issue types
Top detractors to the Fund’s performance relative to the Bloomberg Municipal Bond Index:
• Interest rate sensitivity including duration and yield curve effects
• Overweight allocation to local general obligation bonds

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

Since Inception (02/01/2024)
Class I - without sales charge	1.89
Bloomberg Municipal Bond Index	2.82

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 50,700,000
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 114,904
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$50.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	30
Total Advisory Fees Paid During the Reporting Period	$114,904
Portfolio Turnover Rate	76%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	25.8%
New York	17.4%
Illinois	14.5%
Pennsylvania	8.5%
New Jersey	7.3%
Virginia	5.8%
Alabama	5.0%
Nebraska	3.2%
Michigan	2.6%
Arizona	2.3%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Municipal Fund
Class Name	Class Y
Trading Symbol	MMZWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Clinton Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$34	0.51%
[5]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.51%	[5]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The municipal bond market has realized strong gains over the trailing one-year period. The market benefited from sharply lower yields, although much of the decrease occurred in the fourth quarter of 2023. More recently, the third quarter of 2024 was likewise a period of lower market yields, in response to lower inflation data. This led the U.S. Federal Reserve to cut its policy interest rate by 0.50% in September 2024. During the period, the market also benefited from strong demand, driven by greater investor interest due to lower inflation (higher real tax-equivalent yields), desire to access higher yields in the near term against an outlook of lower yields, and a potentially higher tax environment in 2025.
Top contributors to the Fund’s performance relative to the Bloomberg Municipal Bond Index:
• Issue selection in state general obligation municipal bonds
• Overweight allocation to local authority municipal obligations of various issue types
Top detractors to the Fund’s performance relative to the Bloomberg Municipal Bond Index:
• Interest rate sensitivity including duration and yield curve effects
• Overweight allocation to local general obligation bonds

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

Since Inception (02/01/2024)
Class Y - without sales charge	1.82
Bloomberg Municipal Bond Index	2.82

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 50,700,000
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 114,904
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$50.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	30
Total Advisory Fees Paid During the Reporting Period	$114,904
Portfolio Turnover Rate	76%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	25.8%
New York	17.4%
Illinois	14.5%
Pennsylvania	8.5%
New Jersey	7.3%
Virginia	5.8%
Alabama	5.0%
Nebraska	3.2%
Michigan	2.6%
Arizona	2.3%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Municipal Fund
Class Name	Class A
Trading Symbol	MMZUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Clinton Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Class A	$51	0.76%
[6]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.76%	[6]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The municipal bond market has realized strong gains over the trailing one-year period. The market benefited from sharply lower yields, although much of the decrease occurred in the fourth quarter of 2023. More recently, the third quarter of 2024 was likewise a period of lower market yields, in response to lower inflation data. This led the U.S. Federal Reserve to cut its policy interest rate by 0.50% in September 2024. During the period, the market also benefited from strong demand, driven by greater investor interest due to lower inflation (higher real tax-equivalent yields), desire to access higher yields in the near term against an outlook of lower yields, and a potentially higher tax environment in 2025.
Top contributors to the Fund’s performance relative to the Bloomberg Municipal Bond Index:
• Issue selection in state general obligation municipal bonds
• Overweight allocation to local authority municipal obligations of various issue types
Top detractors to the Fund’s performance relative to the Bloomberg Municipal Bond Index:
• Interest rate sensitivity including duration and yield curve effects
• Overweight allocation to local general obligation bonds

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

Since Inception (02/01/2024)
Class A - without sales charge	1.65
Class A - with maximum sales charge	-0.89
Bloomberg Municipal Bond Index	2.82

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 50,700,000
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 114,904
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$50.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	30
Total Advisory Fees Paid During the Reporting Period	$114,904
Portfolio Turnover Rate	76%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	25.8%
New York	17.4%
Illinois	14.5%
Pennsylvania	8.5%
New Jersey	7.3%
Virginia	5.8%
Alabama	5.0%
Nebraska	3.2%
Michigan	2.6%
Arizona	2.3%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Municipal Credit Opportunities Fund
Class Name	Class I
Trading Symbol	MMJBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Class I	$36	0.54%
[7]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.54%	[7]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The municipal bond market has realized strong gains over the trailing one-year period. The market benefited from sharply lower yields, although much of the decrease occurred in the fourth quarter of 2023. More recently, the third quarter of 2024 was likewise a period of lower market yields, in response to lower inflation data. This led the U.S. Federal Reserve to cut its policy interest rate by 0.50% in September 2024. During the period, the market also benefited from strong demand, driven by greater investor interest due to lower inflation (higher real tax-equivalent yields), desire to access higher yields in the near term against an outlook of lower yields, and a potentially higher tax environment in 2025.
Top contributors to the Fund’s performance relative to the Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Issue selection in municipal bonds within the higher education sector
• Issue selection among municipal toll road issues
Top detractors to the Fund’s performance relative to the Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Selection effect among local authority hospital, lifecare, and other revenue issues
• Interest rate sensitivity including both duration and yield curve effects

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

Since Inception (02/01/2024)
Class I - without sales charge	2.02
Bloomberg Municipal Bond Index	3.21
Bloomberg Municipal 65% High Grade/35% High Yield Index	5.07

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 50,100,000
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 157,261
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$50.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	30
Total Advisory Fees Paid During the Reporting Period	$157,261
Portfolio Turnover Rate	121%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
New York	29.1%
Illinois	16.2%
Florida	8.2%
Colorado	6.3%
Pennsylvania	6.3%
Alabama	5.0%
Tennessee	4.5%
Nebraska	4.4%
North Carolina	4.2%
Texas	4.1%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Municipal Credit Opportunities Fund
Class Name	Class Y
Trading Symbol	MMJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$43	0.64%
[8]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.64%	[8]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The municipal bond market has realized strong gains over the trailing one-year period. The market benefited from sharply lower yields, although much of the decrease occurred in the fourth quarter of 2023. More recently, the third quarter of 2024 was likewise a period of lower market yields, in response to lower inflation data. This led the U.S. Federal Reserve to cut its policy interest rate by 0.50% in September 2024. During the period, the market also benefited from strong demand, driven by greater investor interest due to lower inflation (higher real tax-equivalent yields), desire to access higher yields in the near term against an outlook of lower yields, and a potentially higher tax environment in 2025.
Top contributors to the Fund’s performance relative to the Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Issue selection in municipal bonds within the higher education sector
• Issue selection among municipal toll road issues
Top detractors to the Fund’s performance relative to the Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Selection effect among local authority hospital, lifecare, and other revenue issues
• Interest rate sensitivity including both duration and yield curve effects

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

Since Inception (02/01/2024)
Class Y - without sales charge	1.95
Bloomberg Municipal Bond Index	3.21
Bloomberg Municipal 65% High Grade/35% High Yield Index	5.07

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 50,100,000
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 157,261
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$50.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	30
Total Advisory Fees Paid During the Reporting Period	$157,261
Portfolio Turnover Rate	121%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
New York	29.1%
Illinois	16.2%
Florida	8.2%
Colorado	6.3%
Pennsylvania	6.3%
Alabama	5.0%
Tennessee	4.5%
Nebraska	4.4%
North Carolina	4.2%
Texas	4.1%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Municipal Credit Opportunities Fund
Class Name	Class A
Trading Symbol	MMJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Class A	$59	0.89%
[9]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.89%	[9]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The municipal bond market has realized strong gains over the trailing one-year period. The market benefited from sharply lower yields, although much of the decrease occurred in the fourth quarter of 2023. More recently, the third quarter of 2024 was likewise a period of lower market yields, in response to lower inflation data. This led the U.S. Federal Reserve to cut its policy interest rate by 0.50% in September 2024. During the period, the market also benefited from strong demand, driven by greater investor interest due to lower inflation (higher real tax-equivalent yields), desire to access higher yields in the near term against an outlook of lower yields, and a potentially higher tax environment in 2025.
Top contributors to the Fund’s performance relative to the Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Issue selection in municipal bonds within the higher education sector
• Issue selection among municipal toll road issues
Top detractors to the Fund’s performance relative to the Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Selection effect among local authority hospital, lifecare, and other revenue issues
• Interest rate sensitivity including both duration and yield curve effects

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

Since Inception (02/01/2024)
Class A - without sales charge	1.78
Class A - with maximum sales charge	-0.76
Bloomberg Municipal Bond Index	2.82
Bloomberg Municipal 65% High Grade/35% High Yield Index	4.60

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 50,100,000
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 157,261
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$50.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	30
Total Advisory Fees Paid During the Reporting Period	$157,261
Portfolio Turnover Rate	121%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
New York	29.1%
Illinois	16.2%
Florida	8.2%
Colorado	6.3%
Pennsylvania	6.3%
Alabama	5.0%
Tennessee	4.5%
Nebraska	4.4%
North Carolina	4.2%
Texas	4.1%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Global Floating Rate Fund
Class Name	Class I
Trading Symbol	BXFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Credit Suisse Leveraged Loan Index:
• The Fund’s investment in U.S. bank loans contributed more than European loans
• Despite the more recent fall in yields, coupon income was additive
• Selection among B and CCC rated loans
Top detractors to the Fund’s performance relative to the Credit Suisse Leveraged Loan Index:
• The Fund’s allocation and selection among European bank loans as U.S. bank loans outperformed
• Cash allocation as the asset class return was strong in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	9.13	5.16	4.61
Bloomberg Global Aggregate Index[1]	11.99	-0.83	0.57
Credit Suisse Leveraged Loan Index	9.65	5.60	4.86
[10]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 127,500,000
Holdings Count | $ / shares	253
Advisory Fees Paid, Amount	$ 891,432
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$127.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	253
Total Advisory Fees Paid During the Reporting Period	$891,432
Portfolio Turnover Rate	61%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Bank Loans	87.7%
Corporate Debt	6.3%
Repurchase Agreement	5.1%
Common Stock	0.9%
Warrants	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	65.8%
United Kingdom	9.4%
Germany	4.8%
France	2.1%
Belgium	2.0%
Switzerland	1.6%
Netherlands	1.5%
Sweden	1.2%
Canada	1.1%
Spain	1.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 3.00% to 4.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Global Floating Rate Fund
Class Name	Class Y
Trading Symbol	BXFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Credit Suisse Leveraged Loan Index:
• The Fund’s investment in U.S. bank loans contributed more than European loans
• Despite the more recent fall in yields, coupon income was additive
• Selection among B and CCC rated loans
Top detractors to the Fund’s performance relative to the Credit Suisse Leveraged Loan Index:
• The Fund’s allocation and selection among European bank loans as U.S. bank loans outperformed
• Cash allocation as the asset class return was strong in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class Y - without sales charge	9.22	5.17	4.60
Bloomberg Global Aggregate Index[1]	11.99	-0.83	0.57
Credit Suisse Leveraged Loan Index	9.65	5.60	4.86
[11]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 127,500,000
Holdings Count | $ / shares	253
Advisory Fees Paid, Amount	$ 891,432
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$127.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	253
Total Advisory Fees Paid During the Reporting Period	$891,432
Portfolio Turnover Rate	61%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Bank Loans	87.7%
Corporate Debt	6.3%
Repurchase Agreement	5.1%
Common Stock	0.9%
Warrants	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	65.8%
United Kingdom	9.4%
Germany	4.8%
France	2.1%
Belgium	2.0%
Switzerland	1.6%
Netherlands	1.5%
Sweden	1.2%
Canada	1.1%
Spain	1.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 3.00% to 4.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Global Floating Rate Fund
Class Name	Class A
Trading Symbol	BXFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.98%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Credit Suisse Leveraged Loan Index:
• The Fund’s investment in U.S. bank loans contributed more than European loans
• Despite the more recent fall in yields, coupon income was additive
• Selection among B and CCC rated loans
Top detractors to the Fund’s performance relative to the Credit Suisse Leveraged Loan Index:
• The Fund’s allocation and selection among European bank loans as U.S. bank loans outperformed
• Cash allocation as the asset class return was strong in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	8.83	4.90	4.33
Class A - with maximum sales charge	4.60	4.26	4.01
Bloomberg Global Aggregate Index[1]	11.99	-0.83	0.57
Credit Suisse Leveraged Loan Index	9.65	5.60	4.86
[12]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 127,500,000
Holdings Count | $ / shares	253
Advisory Fees Paid, Amount	$ 891,432
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$127.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	253
Total Advisory Fees Paid During the Reporting Period	$891,432
Portfolio Turnover Rate	61%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Bank Loans	87.7%
Corporate Debt	6.3%
Repurchase Agreement	5.1%
Common Stock	0.9%
Warrants	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	65.8%
United Kingdom	9.4%
Germany	4.8%
France	2.1%
Belgium	2.0%
Switzerland	1.6%
Netherlands	1.5%
Sweden	1.2%
Canada	1.1%
Spain	1.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 3.00% to 4.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class C
Shareholder Report [Line Items]
Fund Name	MassMutual Global Floating Rate Fund
Class Name	Class C
Trading Symbol	BXFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.73%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Credit Suisse Leveraged Loan Index:
• The Fund’s investment in U.S. bank loans contributed more than European loans
• Despite the more recent fall in yields, coupon income was additive
• Selection among B and CCC rated loans
Top detractors to the Fund’s performance relative to the Credit Suisse Leveraged Loan Index:
• The Fund’s allocation and selection among European bank loans as U.S. bank loans outperformed
• Cash allocation as the asset class return was strong in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class C - without sales charge	8.14	4.14	3.56
Class C - with maximum sales charge	7.14	4.14	3.56
Bloomberg Global Aggregate Index[1]	11.99	-0.83	0.57
Credit Suisse Leveraged Loan Index	9.65	5.60	4.86
[13]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 127,500,000
Holdings Count | $ / shares	253
Advisory Fees Paid, Amount	$ 891,432
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$127.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	253
Total Advisory Fees Paid During the Reporting Period	$891,432
Portfolio Turnover Rate	61%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Bank Loans	87.7%
Corporate Debt	6.3%
Repurchase Agreement	5.1%
Common Stock	0.9%
Warrants	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	65.8%
United Kingdom	9.4%
Germany	4.8%
France	2.1%
Belgium	2.0%
Switzerland	1.6%
Netherlands	1.5%
Sweden	1.2%
Canada	1.1%
Spain	1.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 3.00% to 4.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Global Credit Income Opportunities Fund
Class Name	Class I
Trading Symbol	BXITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index + 500 bps:
• Interest rate sensitivity aided absolute and relative return
• Corporate high yield allocation, given higher returns in the class compared to other asset classes
Top detractors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index + 500 bps:
• Bank loan allocation as high yield bonds outperformed
• Allocation to lower-returning technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	12.45	4.42	4.38
Bloomberg Global Aggregate Index[1]	11.99	-0.83	0.57
FTSE 3 Month US T Bill Index + 500 bps[1]	10.93	7.51	6.75
Bloomberg Multiverse Index	12.25	-0.63	0.74
[14]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 148,300,000
Holdings Count | $ / shares	451
Advisory Fees Paid, Amount	$ 972,880
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$148.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	451
Total Advisory Fees Paid During the Reporting Period	$972,880
Portfolio Turnover Rate	62%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Bank Loans	48.8%
Corporate Debt	33.4%
Repurchase Agreement	10.9%
Non-U.S. Government Agency Obligations	4.6%
Investment of Cash Collateral from Securities Loaned	1.7%
Common Stock	0.4%
Sovereign Debt Obligations	0.2%
Warrants	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	48.0%
United Kingdom	9.8%
Germany	4.0%
Spain	3.2%
Netherlands	2.5%
Ireland	2.4%
France	2.4%
Cayman Islands	2.1%
Luxembourg	1.8%
Belgium	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 4.00% to 4.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Global Credit Income Opportunities Fund
Class Name	Class Y
Trading Symbol	BXIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index + 500 bps:
• Interest rate sensitivity aided absolute and relative return
• Corporate high yield allocation, given higher returns in the class compared to other asset classes
Top detractors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index + 500 bps:
• Bank loan allocation as high yield bonds outperformed
• Allocation to lower-returning technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class Y - without sales charge	12.40	4.40	4.37
Bloomberg Global Aggregate Index[1]	11.99	-0.83	0.57
FTSE 3 Month US T Bill Index + 500 bps	10.93	7.51	6.75
Bloomberg Multiverse Index	12.25	-0.63	0.74
[15]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 148,300,000
Holdings Count | $ / shares	451
Advisory Fees Paid, Amount	$ 972,880
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$148.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	451
Total Advisory Fees Paid During the Reporting Period	$972,880
Portfolio Turnover Rate	62%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Bank Loans	48.8%
Corporate Debt	33.4%
Repurchase Agreement	10.9%
Non-U.S. Government Agency Obligations	4.6%
Investment of Cash Collateral from Securities Loaned	1.7%
Common Stock	0.4%
Sovereign Debt Obligations	0.2%
Warrants	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	48.0%
United Kingdom	9.8%
Germany	4.0%
Spain	3.2%
Netherlands	2.5%
Ireland	2.4%
France	2.4%
Cayman Islands	2.1%
Luxembourg	1.8%
Belgium	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 4.00% to 4.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Global Credit Income Opportunities Fund
Class Name	Class A
Trading Symbol	BXIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.16%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index + 500 bps:
• Interest rate sensitivity aided absolute and relative return
• Corporate high yield allocation, given higher returns in the class compared to other asset classes
Top detractors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index + 500 bps:
• Bank loan allocation as high yield bonds outperformed
• Allocation to lower-returning technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	12.12	4.13	4.11
Class A - with maximum sales charge	6.68	3.29	3.71
Bloomberg Global Aggregate Index[1]	11.99	-0.83	0.57
FTSE 3 Month US T Bill Index + 500 bps	10.93	7.51	6.75
Bloomberg Multiverse Index	12.25	-0.63	0.74
[16]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 148,300,000
Holdings Count | $ / shares	451
Advisory Fees Paid, Amount	$ 972,880
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$148.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	451
Total Advisory Fees Paid During the Reporting Period	$972,880
Portfolio Turnover Rate	62%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Bank Loans	48.8%
Corporate Debt	33.4%
Repurchase Agreement	10.9%
Non-U.S. Government Agency Obligations	4.6%
Investment of Cash Collateral from Securities Loaned	1.7%
Common Stock	0.4%
Sovereign Debt Obligations	0.2%
Warrants	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	48.0%
United Kingdom	9.8%
Germany	4.0%
Spain	3.2%
Netherlands	2.5%
Ireland	2.4%
France	2.4%
Cayman Islands	2.1%
Luxembourg	1.8%
Belgium	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 4.00% to 4.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class C
Shareholder Report [Line Items]
Fund Name	MassMutual Global Credit Income Opportunities Fund
Class Name	Class C
Trading Symbol	BXICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.95%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index + 500 bps:
• Interest rate sensitivity aided absolute and relative return
• Corporate high yield allocation, given higher returns in the class compared to other asset classes
Top detractors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index + 500 bps:
• Bank loan allocation as high yield bonds outperformed
• Allocation to lower-returning technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class C - without sales charge	11.27	3.36	3.33
Class C - with maximum sales charge	10.27	3.36	3.33
Bloomberg Global Aggregate Index[1]	11.99	-0.83	0.57
FTSE 3 Month US T Bill Index + 500 bps	10.93	7.51	6.75
Bloomberg Multiverse Index	12.25	-0.63	0.74
[17]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 148,300,000
Holdings Count | $ / shares	451
Advisory Fees Paid, Amount	$ 972,880
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$148.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	451
Total Advisory Fees Paid During the Reporting Period	$972,880
Portfolio Turnover Rate	62%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Bank Loans	48.8%
Corporate Debt	33.4%
Repurchase Agreement	10.9%
Non-U.S. Government Agency Obligations	4.6%
Investment of Cash Collateral from Securities Loaned	1.7%
Common Stock	0.4%
Sovereign Debt Obligations	0.2%
Warrants	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	48.0%
United Kingdom	9.8%
Germany	4.0%
Spain	3.2%
Netherlands	2.5%
Ireland	2.4%
France	2.4%
Cayman Islands	2.1%
Luxembourg	1.8%
Belgium	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 4.00% to 4.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Emerging Markets Debt Blended Total Return Fund
Class Name	Class I
Trading Symbol	BXEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Emerging Markets Debt Blended Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.94%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index:
• The emerging market sovereign hard currency portfolio aided performance the most
• The corporate portfolio particularly Mexican companies was favorable
Top detractors to the Fund’s performance relative to the Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index:
• Local rates exposure
• Various currency exposures as part of the foreign exchange hedging strategy

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (10/21/2015)
Class I - without sales charge	15.73	2.47	4.06
Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index	17.23	1.07	3.11

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 27,800,000
Holdings Count | $ / shares	159
Advisory Fees Paid, Amount	$ 321,969
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$27.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	159
Total Advisory Fees Paid During the Reporting Period	$321,969
Portfolio Turnover Rate	52%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Sovereign Debt Obligations	58.8%
Corporate Debt	36.1%
Repurchase Agreement	3.3%
Investment of Cash Collateral from Securities Loaned	1.8%
Derivatives	0.0%

Largest Countries (% of Total Investments)
Colombia	8.5%
South Africa	6.8%
Chile	4.9%
Mexico	4.8%
Peru	4.8%
Czech Republic	4.8%
Turkey	4.5%
Tajikistan	3.6%
Paraguay	3.2%
Brazil	3.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 4.00% to 4.25%.
Prior to July 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.95%, 0.95%, 1.20%, and 1.95% for Classes I, Y, A, and C, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.89%, 0.95%, 1.16%, and 1.89%, for Classes I, Y, A, and C, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Emerging Markets Debt Blended Total Return Fund
Class Name	Class Y
Trading Symbol	BXEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Emerging Markets Debt Blended Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index:
• The emerging market sovereign hard currency portfolio aided performance the most
• The corporate portfolio particularly Mexican companies was favorable
Top detractors to the Fund’s performance relative to the Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index:
• Local rates exposure
• Various currency exposures as part of the foreign exchange hedging strategy

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (10/21/2015)
Class Y - without sales charge	15.75	2.41	4.03
Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index	17.23	1.07	3.11

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 27,800,000
Holdings Count | $ / shares	159
Advisory Fees Paid, Amount	$ 321,969
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$27.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	159
Total Advisory Fees Paid During the Reporting Period	$321,969
Portfolio Turnover Rate	52%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Sovereign Debt Obligations	58.8%
Corporate Debt	36.1%
Repurchase Agreement	3.3%
Investment of Cash Collateral from Securities Loaned	1.8%
Derivatives	0.0%

Largest Countries (% of Total Investments)
Colombia	8.5%
South Africa	6.8%
Chile	4.9%
Mexico	4.8%
Peru	4.8%
Czech Republic	4.8%
Turkey	4.5%
Tajikistan	3.6%
Paraguay	3.2%
Brazil	3.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 4.00% to 4.25%.
Prior to July 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.95%, 0.95%, 1.20%, and 1.95% for Classes I, Y, A, and C, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.89%, 0.95%, 1.16%, and 1.89%, for Classes I, Y, A, and C, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Emerging Markets Debt Blended Total Return Fund
Class Name	Class A
Trading Symbol	BXEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Emerging Markets Debt Blended Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.19%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index:
• The emerging market sovereign hard currency portfolio aided performance the most
• The corporate portfolio particularly Mexican companies was favorable
Top detractors to the Fund’s performance relative to the Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index:
• Local rates exposure
• Various currency exposures as part of the foreign exchange hedging strategy

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (10/21/2015)
Class A - without sales charge	15.61	2.21	3.80
Class A - with maximum sales charge	10.02	1.38	3.33
Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index	17.23	1.07	3.11

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 27,800,000
Holdings Count | $ / shares	159
Advisory Fees Paid, Amount	$ 321,969
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$27.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	159
Total Advisory Fees Paid During the Reporting Period	$321,969
Portfolio Turnover Rate	52%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Sovereign Debt Obligations	58.8%
Corporate Debt	36.1%
Repurchase Agreement	3.3%
Investment of Cash Collateral from Securities Loaned	1.8%
Derivatives	0.0%

Largest Countries (% of Total Investments)
Colombia	8.5%
South Africa	6.8%
Chile	4.9%
Mexico	4.8%
Peru	4.8%
Czech Republic	4.8%
Turkey	4.5%
Tajikistan	3.6%
Paraguay	3.2%
Brazil	3.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 4.00% to 4.25%.
Prior to July 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.95%, 0.95%, 1.20%, and 1.95% for Classes I, Y, A, and C, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.89%, 0.95%, 1.16%, and 1.89%, for Classes I, Y, A, and C, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class C
Shareholder Report [Line Items]
Fund Name	MassMutual Emerging Markets Debt Blended Total Return Fund
Class Name	Class C
Trading Symbol	BXECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Emerging Markets Debt Blended Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.94%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index:
• The emerging market sovereign hard currency portfolio aided performance the most
• The corporate portfolio particularly Mexican companies was favorable
Top detractors to the Fund’s performance relative to the Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index:
• Local rates exposure
• Various currency exposures as part of the foreign exchange hedging strategy

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (10/21/2015)
Class C - without sales charge	14.63	1.40	3.01
Class C - with maximum sales charge	13.63	1.42	3.03
Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index	17.23	1.07	3.11

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 27,800,000
Holdings Count | $ / shares	159
Advisory Fees Paid, Amount	$ 321,969
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$27.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	159
Total Advisory Fees Paid During the Reporting Period	$321,969
Portfolio Turnover Rate	52%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Sovereign Debt Obligations	58.8%
Corporate Debt	36.1%
Repurchase Agreement	3.3%
Investment of Cash Collateral from Securities Loaned	1.8%
Derivatives	0.0%

Largest Countries (% of Total Investments)
Colombia	8.5%
South Africa	6.8%
Chile	4.9%
Mexico	4.8%
Peru	4.8%
Czech Republic	4.8%
Turkey	4.5%
Tajikistan	3.6%
Paraguay	3.2%
Brazil	3.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 4.00% to 4.25%.
Prior to July 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.95%, 0.95%, 1.20%, and 1.95% for Classes I, Y, A, and C, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.89%, 0.95%, 1.16%, and 1.89%, for Classes I, Y, A, and C, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds

[1]
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

[2]
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

[3]
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

[4]
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

[5]
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

[6]
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

[7]
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

[8]
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

[9]
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

[10]
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Credit Suisse Leveraged Loan Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Credit Suisse Leveraged Loan Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[11]
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Credit Suisse Leveraged Loan Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Credit Suisse Leveraged Loan Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[12]
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Credit Suisse Leveraged Loan Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Credit Suisse Leveraged Loan Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[13]
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Credit Suisse Leveraged Loan Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Credit Suisse Leveraged Loan Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[14]
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Bloomberg Multiverse Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[15]
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Bloomberg Multiverse Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[16]
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Bloomberg Multiverse Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[17]
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Bloomberg Multiverse Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.